Debentures - Summary Of Details of Debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2024 USD ($)	Jan. 01, 2023 KRW (₩)	[1]
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 76,171,257	₩ 69,176,668	[1]	$ 51,541,592	₩ 68,698,203
Structured debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 20,560	90,640
Structured debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		5.15%			5.15%
Structured debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		5.86%			5.86%
Exchangeable bonds
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	[2]	₩ 0	240,000
Subordinated fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 4,445,150	4,453,970
Subordinated fixed rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		2.02%			2.02%
Subordinated fixed rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		4.90%			4.90%
Fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 54,370,733	45,624,127
Fixed rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		1.39%			1.39%
Fixed rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		9.50%			9.50%
Floating rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 1,250,000	5,410,000
Floating rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		2.83%			2.83%
Floating rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		5.79%			5.79%
Korean Won gross carrying amount
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 60,086,443	55,818,737
Fair value adjustments of fair value hedged debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Gains (losses) on the hedged items attributable to the hedged risk		(108,207)	(141,073)
Less: Discount on debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures		(57,075)	(29,670)
Less: Adjustment for exchange right of exchangeable bonds in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures		0	(5,104)
Debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		59,921,161	55,642,890
Floating rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 3,122,201	2,532,921
Floating rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		3.27%			3.27%
Floating rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		6.08%			6.08%
Fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 13,229,773	11,109,296
Fixed rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		0.05%			0.05%
Fixed rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		7.40%			7.40%
Foreign currencies gross carrying amount
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 16,351,974	13,642,217
Fair value adjustments of fair value hedged time deposits in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Gains (losses) on the hedged items attributable to the hedged risk		(63,717)	(68,706)
Less: Discount on debentures in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures		(38,161)	(39,733)
Debentures in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 16,250,096	₩ 13,533,778

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Fair value of the liability component of exchangeable bonds is calculated by using market interest rate of bonds under the same conditions without the exchange right. The residual amount after deducting the liability component from the issuance amount, represents the value of the exchange right and is recorded in equity. Shares to be exchanged are 5 million treasury shares of KB Financial Group Inc. with the exchange price of ￦48,000. Exchange rights were fully exercised on February 14, 2024.